Employees' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees' Emoluments [Abstract]
Salaries and other short-term benefits	$ 2,637,752	$ 2,476,506	$ 1,369,524
Defined contribution benefit schemes	205,499	189,621	280,594
Total employee benefits expense (including directors' emoluments)	$ 2,843,251	$ 2,666,127	$ 1,650,118